Loans	12 Months Ended
Dec. 31, 2016
Loans and Leases Receivable Disclosure [Abstract]
Loans
Loans
The composition of the loan portfolio, by class of loan, as of December 31, 2016 and December 31, 2015 was as follows:

	12/31/2016			12/31/2015
(In thousands)	Loan Balance	Accrued Interest Receivable	Recorded Investment	Loan Balance	Accrued Interest Receivable	Recorded Investment

Commercial, financial and agricultural *	$994,619	$3,558	$998,177	$955,727	$3,437	$959,164
Commercial real estate *	1,155,703	4,161	1,159,864	1,113,603	4,009	1,117,612
Construction real estate:
SEPH commercial land and development	—	—	—	2,044	—	2,044
Remaining commercial	135,343	398	135,741	128,046	321	128,367
Mortgage	48,699	106	48,805	36,722	75	36,797
Installment	4,903	17	4,920	6,533	21	6,554
Residential real estate:
Commercial	406,687	940	407,627	410,571	1,014	411,585
Mortgage	1,169,495	1,459	1,170,954	1,210,819	1,469	1,212,288
HELOC	212,441	853	213,294	211,415	769	212,184
Installment	19,874	67	19,941	22,638	78	22,716
Consumer	1,120,850	3,385	1,124,235	967,111	3,032	970,143
Leases	3,243	29	3,272	2,856	14	2,870
Total loans	$5,271,857	$14,973	$5,286,830	$5,068,085	$14,239	$5,082,324
* Included within commercial, financial and agricultural loans and commercial real estate loans is an immaterial amount of consumer loans that were not broken out by class.

Loans are shown net of deferred origination fees, costs and unearned income of $11.1 million at December 31, 2016 and $10.4 million at December 31, 2015, which represented a net deferred income position in both years.

Overdrawn deposit accounts of $2.9 million and $1.7 million had been reclassified to loans at December 31, 2016 and 2015, respectively, and are included in the commercial, financial and agricultural loan class above.

Credit Quality
The following table presents the recorded investment in nonaccrual loans, accruing troubled debt restructurings ("TDRs"), and loans past due 90 days or more and still accruing by class of loan as of December 31, 2016 and December 31, 2015:

	12/31/2016
(In thousands)	Nonaccrual Loans	Accruing Troubled Debt Restructurings	Loans Past Due 90 Days or More and Accruing	Total Nonperforming Loans
Commercial, financial and agricultural	$20,057	$600	$15	$20,672
Commercial real estate	19,169	5,305	—	24,474
Construction real estate:
SEPH commercial land and development	—	—	—	—
Remaining commercial	1,833	393	—	2,226
Mortgage	—	104	—	104
Installment	61	95	12	168
Residential real estate:
Commercial	23,013	89	—	23,102
Mortgage	18,313	9,612	887	28,812
HELOC	1,783	673	25	2,481
Installment	644	609	60	1,313
Consumer	2,949	748	1,139	4,836
Total loans	$87,822	$18,228	$2,138	$108,188

	12/31/2015
(In thousands)	Nonaccrual Loans	Accruing Troubled Debt Restructurings	Loans Past Due 90 Days or More and Accruing	Total Nonperforming Loans
Commercial, financial and agricultural	$21,676	$8,947	$—	$30,623
Commercial real estate	15,268	2,757	—	18,025
Construction real estate:
SEPH commercial land and development	2,044	—	—	2,044
Remaining commercial	4,162	514	—	4,676
Mortgage	7	110	—	117
Installment	64	114	—	178
Residential real estate:
Commercial	25,063	261	—	25,324
Mortgage	20,378	10,143	851	31,372
HELOC	1,749	873	27	2,649
Installment	1,657	635	4	2,296
Consumer	3,819	734	1,093	5,646
Total loans	$95,887	$25,088	$1,975	$122,950

The following table provides additional information regarding those nonaccrual and accruing TDR loans that are individually evaluated for impairment and those collectively evaluated for impairment as of December 31, 2016 and December 31, 2015.

	12/31/2016			12/31/2015
(In thousands)	Nonaccrual and accruing TDRs	Loans individually evaluated for impairment	Loans collectively evaluated for impairment	Nonaccrual and accruing TDRs	Loans individually evaluated for impairment	Loans collectively evaluated for impairment
Commercial, financial and agricultural	$20,657	$20,624	$33	$30,623	$30,595	$28
Commercial real estate	24,474	24,474	—	18,025	18,025	—
Construction real estate:
SEPH commercial land and development	—	—	—	2,044	2,044	—
Remaining commercial	2,226	2,226	—	4,676	4,676	—
Mortgage	104	—	104	117	—	117
Installment	156	—	156	178	—	178
Residential real estate:
Commercial	23,102	23,102	—	25,324	25,324	—
Mortgage	27,925	—	27,925	30,521	—	30,521
HELOC	2,456	—	2,456	2,622	—	2,622
Installment	1,253	—	1,253	2,292	—	2,292
Consumer	3,697	—	3,697	4,553	—	4,553
Total loans	$106,050	$70,426	$35,624	$120,975	$80,664	$40,311

All of the loans individually evaluated for impairment were evaluated using the fair value of the collateral or the present value of expected future cash flows as the measurement method.

The following table presents loans individually evaluated for impairment by class of loan as of December 31, 2016 and December 31, 2015.

	12/31/2016			12/31/2015
(In thousands)	Unpaid principal balance	Recorded investment	Allowance for loan losses allocated	Unpaid principal balance	Recorded investment	Allowance for loan losses allocated
With no related allowance recorded
Commercial, financial and agricultural	$41,075	$19,965	$—	$32,583	$18,763	$—
Commercial real estate	23,961	23,474	—	15,138	14,916	—
Construction real estate:
SEPH commercial land and development	—	—	—	10,834	2,044	—
Remaining commercial	3,662	2,226	—	2,506	1,531	—
Residential real estate:
Commercial	24,409	22,687	—	23,798	23,480	—
With an allowance recorded
Commercial, financial and agricultural	810	659	152	16,155	11,832	1,904
Commercial real estate	1,014	1,000	309	3,195	3,109	381
Construction real estate:
Remaining commercial	—	—	—	3,145	3,145	1,356
Residential real estate:
Commercial	427	415	87	1,951	1,844	550
Total	$95,358	$70,426	$548	$109,305	$80,664	$4,191

Management’s general practice is to proactively charge down loans individually evaluated for impairment to the fair value of the underlying collateral. At December 31, 2016 and December 31, 2015, there were $24.7 million and $24.2 million, respectively, of partial charge-offs on loans individually evaluated for impairment with no related allowance recorded and $177,000 and $4.5 million, respectively, of partial charge-offs on loans individually evaluated for impairment that also had a specific reserve allocated.

The allowance for loan losses included specific reserves related to loans individually evaluated for impairment at December 31, 2016 and 2015, of $0.5 million and $4.2 million, respectively. These loans with specific reserves had a recorded investment of $2.1 million and $19.9 million as of December 31, 2016 and 2015, respectively.

Interest income on nonaccrual loans individually evaluated for impairment is recognized on a cash basis only when Park expects to receive the entire recorded investment of the loan. Interest income on accruing TDRs individually evaluated for impairment continues to be recorded on an accrual basis. The following tables present the average recorded investment and interest income recognized during the year subsequent to impairment on loans individually evaluated for impairment as of and for the years ended December 31, 2016, 2015, and 2014:

		Year ended December 31, 2016
(In thousands)	Recorded Investment as of December 31, 2016	Average recorded investment	Interest income recognized
Commercial, financial and agricultural	$20,624	$26,821	$885
Commercial real estate	24,474	22,828	884
Construction real estate:
SEPH commercial land and development	—	1,597	—
Remaining commercial	2,226	3,906	66
Residential real estate:
Commercial	23,102	24,341	2,942
Consumer	—	3	—
Total	$70,426	$79,496	$4,777

		Year ended December 31, 2015
(In thousands)	Recorded Investment as of December 31, 2015	Average recorded investment	Interest income recognized
Commercial, financial and agricultural	$30,595	$20,179	$340
Commercial real estate	18,025	17,883	550
Construction real estate:
SEPH commercial land and development	2,044	2,066	21
Remaining commercial	4,676	5,666	26
Residential real estate:
Commercial	25,324	24,968	1,026
Consumer	—	—	—
Total	$80,664	$70,762	$1,963

		Year ended December 31, 2014
(In thousands)	Recorded Investment as of December 31, 2014	Average recorded investment	Interest income recognized
Commercial, financial and agricultural	$19,106	$19,518	$360
Commercial real estate	21,989	31,945	1,027
Construction real estate:
SEPH commercial land and development	2,078	3,658	146
Remaining commercial	5,609	8,784	61
Residential real estate:
Commercial	24,930	28,306	1,084
Consumer	—	403	—
Total	$73,712	$92,614	$2,678

The following tables present the aging of the recorded investment in past due loans as of December 31, 2016 and December 31, 2015 by class of loan.

	12/31/2016
(In thousands)	Accruing loans past due 30-89 days	Past due, nonaccrual loans and loans past due 90 days or more and accruing (1)	Total past due	Total current (2)	Total recorded investment
Commercial, financial and agricultural	$371	$4,113	$4,484	$993,693	$998,177
Commercial real estate	355	2,499	2,854	1,157,010	1,159,864
Construction real estate:
SEPH commercial land and development	—	—	—	—	—
Remaining commercial	—	541	541	135,200	135,741
Mortgage	559	—	559	48,246	48,805
Installment	223	64	287	4,633	4,920
Residential real estate:
Commercial	330	3,631	3,961	403,666	407,627
Mortgage	10,854	9,769	20,623	1,150,331	1,170,954
HELOC	970	1,020	1,990	211,304	213,294
Installment	350	319	669	19,272	19,941
Consumer	12,579	2,094	14,673	1,109,562	1,124,235
Leases	—	—	—	3,272	3,272
Total loans	$26,591	$24,050	$50,641	$5,236,189	$5,286,830

(1) Includes an aggregate of $2.1 million of loans past due 90 days or more and accruing. The remaining are past due, nonaccrual loans.
(2) Includes an aggregate of $65.9 million of nonaccrual loans which are current in regards to contractual principal and interest payments.

	12/31/2015
(In thousands)	Accruing loans past due 30-89 days	Past due, nonaccrual loans and loans past due 90 days or more and accruing (1)	Total past due	Total current (2)	Total recorded investment

Commercial, financial and agricultural	$670	$7,536	$8,206	$950,958	$959,164
Commercial real estate	142	530	672	1,116,940	1,117,612
Construction real estate:
SEPH commercial land and development	—	2,044	2,044	—	2,044
Remaining commercial	165	84	249	128,118	128,367
Mortgage	63	7	70	36,727	36,797
Installment	200	46	246	6,308	6,554
Residential real estate:
Commercial	325	19,521	19,846	391,739	411,585
Mortgage	10,569	8,735	19,304	1,192,984	1,212,288
HELOC	487	186	673	211,511	212,184
Installment	426	318	744	21,972	22,716
Consumer	11,458	3,376	14,834	955,309	970,143
Leases	—	—	—	2,870	2,870
Total loans	$24,505	$42,383	$66,888	$5,015,436	$5,082,324

(1) Includes an aggregate of $2.0 million of loans past due 90 days or more and accruing. The remaining are past due, nonaccrual loans.
(2) Includes an aggregate of $55.5 million of nonaccrual loans which are current in regards to contractual principal and interest payments.

Credit Quality Indicators
Management utilizes past due information as a credit quality indicator across the loan portfolio. Past due information as of December 31, 2016 and 2015 is included in the tables above. The past due information is the primary credit quality indicator within the following classes of loans: (1) mortgage loans and installment loans in the construction real estate segment; (2) mortgage loans, HELOC and installment loans in the residential real estate segment; and (3) consumer loans. The primary credit indicator for commercial loans is based on an internal grading system that grades all commercial loans on a scale from 1 to 8. Credit grades are continuously monitored by the responsible loan officer and adjustments are made when appropriate. A grade of 1 indicates little or no credit risk and a grade of 8 is considered a loss. Commercial loans that are pass-rated (graded a 1 through a 4) are considered to be of acceptable credit risk. Commercial loans graded a 5 (special mention) are considered to be watch list credits and a higher loan loss reserve percentage is allocated to these loans. Loans classified as special mention have potential weaknesses that require management’s close attention. If left uncorrected, these potential weaknesses may result in deterioration of the repayment prospects for the loan or of Park’s credit position at some future date. Commercial loans graded a 6 (substandard), also considered watch list credits, are considered to represent higher credit risk and, as a result, a higher loan loss reserve percentage is allocated to these loans. Loans classified as substandard are inadequately protected by the current sound worth and paying capacity of the obligor or the value of the collateral pledged, if any. Loans so classified have a well-defined weakness or weaknesses that jeopardize the liquidation of the debt. They are characterized by the distinct possibility that Park will sustain some loss if the deficiencies are not corrected. Commercial loans graded a 7 (doubtful) are shown as nonaccrual and Park generally charges these loans down to their fair value by taking a partial charge-off or recording a specific reserve. Loans classified as doubtful have all the weaknesses inherent in those classified as substandard with the added characteristic that the weaknesses make collection or liquidation in full, on the basis of currently existing facts, conditions, and values, highly questionable and improbable. Certain 6-rated loans and all 7-rated loans are placed on nonaccrual status and included within the impaired category. A loan is deemed impaired when management determines the borrower's ability to perform in accordance with the contractual loan agreement is in doubt. Any commercial loan graded an 8 (loss) is completely charged off.
The tables below present the recorded investment by loan grade at December 31, 2016 and December 31, 2015 for all commercial loans:

	12/31/2016
(In thousands)	5 Rated	6 Rated	Impaired	Pass Rated	Recorded Investment
Commercial, financial and agricultural*	$5,826	$—	$20,657	$971,694	$998,177
Commercial real estate*	7,548	190	24,474	1,127,652	1,159,864
Construction real estate:
SEPH commercial land and development	—	—	—	—	—
Remaining commercial	287	118	2,226	133,110	135,741
Residential real estate:
Commercial	1,055	124	23,102	383,346	407,627
Leases	—	—	—	3,272	3,272
Total Commercial Loans	$14,716	$432	$70,459	$2,619,074	$2,704,681

* Included within commercial, financial and agricultural loans and commercial real estate loans is an immaterial amount of consumer loans that were not broken out by class.

	12/31/2015
(In thousands)	5 Rated	6 Rated	Impaired	Pass Rated	Recorded Investment
Commercial, financial and agricultural*	$4,392	$347	$30,623	$923,802	$959,164
Commercial real estate*	14,880	3,417	18,025	1,081,290	1,117,612
Construction real estate:
SEPH commercial land and development	—	—	2,044	—	2,044
Remaining commercial	2,151	122	4,676	121,418	128,367
Residential real estate:
Commercial	3,280	386	25,324	382,595	411,585
Leases	—	—	—	2,870	2,870
Total Commercial Loans	$24,703	$4,272	$80,692	$2,511,975	$2,621,642

* Included within commercial, financial and agricultural loans and commercial real estate loans is an immaterial amount of consumer loans that were not broken out by class.

Troubled Debt Restructuring
Management classifies loans as TDRs when a borrower is experiencing financial difficulties and Park has granted a concession to the borrower as part of a modification or in the loan renewal process. In order to determine whether a borrower is experiencing financial difficulty, an evaluation is performed of the probability that the borrower will be in payment default on any of the borrower's debt in the foreseeable future without the modification. This evaluation is performed in accordance with the Company’s internal underwriting policy. Management’s policy is to modify loans by extending the term or by granting a temporary or permanent contractual interest rate below the market rate, not by forgiving debt. A court's discharge of a borrower's debt in a Chapter 7 bankruptcy is considered a concession when the borrower does not reaffirm the discharged debt.

Certain loans which were modified during the years ended December 31, 2016 and December 31, 2015 did not meet the definition of a TDR as the modification was a delay in a payment that was considered to be insignificant. Management considers a forbearance period of up to three months or a delay in payment of up to 30 days to be insignificant. TDRs may be classified as accruing if the borrower has been current for a period of at least six months with respect to loan payments and management expects that the borrower will be able to continue to make payments in accordance with the terms of the restructured note. Management reviews all accruing TDRs quarterly to ensure payments continue to be made in accordance with the modified terms.

Management reviews renewals/modifications of loans previously identified as TDRs to consider if it is appropriate to remove the TDR classification. If the borrower is no longer experiencing financial difficulty and the renewal/modification does not contain a concessionary interest rate or other concessionary terms, management considers the potential removal of the TDR classification. If deemed appropriate, the TDR classification is removed as the borrower has complied with the terms of the loan at the date of the renewal/modification and there was a reasonable expectation that the borrower would continue to comply with the terms of the loan subsequent to the date of the renewal/modification. The majority of these TDRs were originally considered restructurings in a prior year as a result of a renewal/modification with an interest rate that was not commensurate with the risk of the underlying loan at the time of the renewal/modification. During the years ended December 31, 2016 and 2015, Park removed the TDR classification on $2.7 million and $1.2 million, respectively, of loans that met the requirements discussed above.

At December 31, 2016 and 2015, there were $46.9 million and $41.1 million, respectively, of TDRs included in the nonaccrual loan totals. At December 31, 2016 and 2015, $38.0 million and $19.1 million, respectively, of these nonaccrual TDRs were performing in accordance with the terms of the restructured note. As of December 31, 2016 and 2015, loans with a recorded investment of $18.2 million and $25.1 million, respectively, were included in accruing TDR loan totals. Management will continue to review the restructured loans and may determine it appropriate to move certain nonaccrual TDRs to accrual status in the future.

At December 31, 2016 and 2015, Park had commitments to lend $0.7 million and $2.3 million, respectively, of additional funds to borrowers whose outstanding loan terms had been modified in a TDR.

The specific reserve related to TDRs at December 31, 2016 and 2015 was $0.2 million and $2.3 million, respectively. Modifications made in 2015 and 2016 were largely the result of renewals and extending the maturity date of the loan, at terms consistent with the original note. These modifications were deemed to be TDRs primarily due to Park’s conclusion that the borrower would likely not have qualified for similar terms through another lender. Many of the modifications deemed to be TDRs were previously identified as impaired loans, and thus were also previously evaluated for impairment under ASC 310.  Additional specific reserves of $1.0 million were recorded during the year ended December 31, 2016, as a result of TDRs identified in the 2016 year. Additional specific reserves of $1.3 million were recorded during the year ended December 31, 2015 as a result of TDRs identified in the 2015 year. Additional specific reserves of $0.7 million were recorded during the year ended December 31, 2014 as a result of TDRs identified in the 2014 year.

The terms of certain other loans were modified during the years ended December 31, 2016 and 2015 that did not meet the definition of a TDR. Modified substandard commercial loans which did not meet the definition of a TDR had a total recorded investment as of December 31, 2016 and 2015 of $26,000 and $116,000, respectively. The renewal/modification of these loans: (1) resulted in a delay in a payment that was considered to be insignificant, or (2) resulted in Park obtaining additional collateral or guarantees that improved the likelihood of the ultimate collection of the loan such that the modification was deemed to be at market terms.  Modified consumer loans which did not meet the definition of a TDR had a total recorded investment as of December 31, 2016 and 2015 of $7.4 million and $16.5 million, respectively. Many of these loans were to borrowers who were not experiencing financial difficulties but who were looking to reduce their cost of funds.

The following tables detail the number of contracts modified as TDRs during the years ended December 31, 2016, 2015 and 2014 as well as the recorded investment of these contracts at December 31, 2016, 2015, and 2014. The recorded investment pre- and post-modification is generally the same due to the fact that Park does not typically forgive principal.

	Year ended December 31, 2016
(In thousands)	Number of Contracts	Accruing	Nonaccrual	Recorded Investment
Commercial, financial and agricultural	32	$191	$8,450	$8,641
Commercial real estate	14	3,844	2,537	6,381
Construction real estate:
SEPH commercial land and development	—	—	—	—
Remaining commercial	2	—	1,143	1,143
Mortgage	—	—	—	—
Installment	1	—	—	—
Residential real estate:
Commercial	11	89	1,033	1,122
Mortgage	34	114	2,292	2,406
HELOC	13	104	178	282
Installment	5	102	3	105
Consumer	293	184	994	1,178
Total loans	405	$4,628	$16,630	$21,258

	Year ended December 31, 2015
(In thousands)	Number of Contracts	Accruing	Nonaccrual	Recorded Investment
Commercial, financial and agricultural	39	$8,948	$3,640	$12,588
Commercial real estate	14	637	3,523	4,160
Construction real estate:
SEPH commercial land and development	—	—	—	—
Remaining commercial	2	513	—	513
Mortgage	1	19	—	19
Installment	—	—	—	—
Residential real estate:
Commercial	11	—	1,185	1,185
Mortgage	39	1,132	2,122	3,254
HELOC	26	315	45	360
Installment	9	—	155	155
Consumer	283	202	888	1,090
Total loans	424	$11,766	$11,558	$23,324

	Year ended December 31, 2014
(In thousands)	Number of Contracts	Accruing	Nonaccrual	Recorded Investment
Commercial, financial and agricultural	30	$292	$431	$723
Commercial real estate	11	1,184	1,254	2,438
Construction real estate:
SEPH commercial land and development	—	—	—	—
Remaining commercial	2	—	206	206
Mortgage	—	—	—	—
Installment	2	—	56	56
Residential real estate:
Commercial	9	—	866	866
Mortgage	46	32	2,325	2,357
HELOC	10	85	241	326
Installment	10	109	12	121
Consumer	330	244	1,058	1,302
Total loans	450	$1,946	$6,449	$8,395

Of those loans which were modified and determined to be a TDR during the year ended December 31, 2016, $9.4 million were on nonaccrual status as of December 31, 2015. Of those loans which were modified and determined to be a TDR during the year ended December 31, 2015, $0.8 million were on nonaccrual status as of December 31, 2014. Of those loans which were modified and determined to be a TDR during the year ended December 31, 2014, $0.7 million were on nonaccrual status as of December 31, 2013.

The following table presents the recorded investment in financing receivables which were modified as TDRs within the previous 12 months and for which there was a payment default during the year ended December 31, 2016, December 31, 2015, and December 31, 2014. For this table, a loan is considered to be in default when it becomes 30 days contractually past due under the modified terms. The additional allowance for loan loss resulting from the defaults on TDR loans was immaterial.

	Year ended December 31, 2016		Year ended December 31, 2015		Year ended December 31, 2014
(In thousands)	Number of Contracts	Recorded Investment	Number of Contracts	Recorded Investment	Number of Contracts	Recorded Investment
Commercial, financial and agricultural	7	$419	1	$1	4	$206
Commercial real estate	5	843	1	626	1	302
Construction real estate:
SEPH commercial land and development	—	—	—	—	—	—
Remaining commercial	—	—	—	—	—	—
Mortgage	—	—	—	—	—	—
Installment	—	—	—	—	—	—
Residential real estate:
Commercial	7	848	3	1,005	1	3
Mortgage	15	1,201	12	682	14	810
HELOC	—	—	1	5	2	160
Installment	1	3	2	101	2	12
Consumer	62	484	47	434	62	516
Leases	—	—	—	—	—	—
Total loans	97	$3,798	$67	$2,854	86	$2,009

Of the $3.8 million in modified TDRs which defaulted during the year ended December 31, 2016, $111,000 were accruing loans and $3.7 million were nonaccrual loans. Of the $2.9 million in modified TDRs which defaulted during the year ended December 31, 2015, $44,000 were accruing loans and $2.8 million were nonaccrual loans. Of the $2.0 million in modified TDRs which defaulted during the year ended December 31, 2014, $314,000 were accruing loans and $1.7 million were nonaccrual loans.

Certain of the Corporation’s executive officers, directors and related entities of directors are loan customers of PNB. As of December 31, 2016 and 2015, credit exposure aggregating approximately $43.4 million and $47.0 million, respectively, was outstanding to such parties. Of this total exposure, approximately $29.6 million and $36.0 million was outstanding at December 31, 2016 and 2015, respectively, with the remaining balance representing available credit. During 2016, new loans and advances on existing loans were made to these executive officers, directors and related entities of directors totaling $5.4 million and $3.5 million, respectively. These extensions of credit were offset by principal payments of $15.3 million. During 2015, new loans and advances on existing loans were $5.8 million and $7.1 million, respectively. These extensions of credit were offset by principal payments of $12.9 million.